Leases - Schedule of maturity Analysis of leases receivable (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 30,083
Unearned finance income relating to finance lease payments receivable	(2,289)
Net investment in finance lease	27,794
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,282
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,282
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	6,563
2-5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 16,956